Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Net Loss minus Net Earnings
Net loss attributable to common stockholders	$ (190,993,000)	$ (26,990,000)		$ (241,340,000)	$ (32,743,000)	$ (26,823,000)
CM Life Sciences, Inc.
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	10,919		$ 13,951
Income and Franchise Tax			(13,951)
Net Earnings			$ 0
Denominator: Weighted Average Class A Common Stock
Redeemable Class A Common Stock Basic And Diluted			44,275,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)			$ 0.00
Numerator: Net Loss minus Net Earnings
Net Income (Loss)			$ (39,907,599)
Net Earnings			0
Net loss attributable to common stockholders			$ (39,907,599)
Non-Redeemable Class A and B Common Stock, Basic and Diluted (in Shares)			10,633,062
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock (in Dollars per share)			$ (3.75)
Class A Redeemable Common Stock | CM Life Sciences, Inc.
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	10,919
Income and Franchise Tax	(10,919)
Net Earnings	$ 0
Denominator: Weighted Average Class A Common Stock
Redeemable Class A Common Stock Basic And Diluted	44,275,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0.00
Class B Non-Redeemable Common Stock | CM Life Sciences, Inc.
Numerator: Net Loss minus Net Earnings
Net Income (Loss)	$ (58,471,923)
Net Earnings	0
Net loss attributable to common stockholders	$ (58,471,923)
Class B Nonredeemable Common Stock Basic in Shares	11,068,750
Earnings/Basic Class B Non-redeemable Common Stock (in dollar per share)	$ (5.28)